Payables and other current liabilities (Tables)	9 Months Ended
Sep. 30, 2025
Trade and other current payables [abstract]
Disclosure of breakdown of trade and other payables	Trade payables and other current liabilities break down as follows:

(amounts in thousands of euros)
TRADE PAYABLES AND OTHER CURRENT LIABILITIES	AS OF DECEMBER 31, 2024		AS OF SEPTEMBER 30, 2025
Trade payables	30,748		14,355
Accrued invoices	13,049		15,663
Other	26		—
Trade payables and other current liabilities	43,824	—	30,019

Disclosure of tax and employee-related payables	Tax and employee-related payables are presented below:

(amounts in thousands of euros)
TAX AND EMPLOYEE-RELATED PAYABLES	AS OF DECEMBER 31, 2024	AS OF SEPTEMBER 30, 2025
Employee-related payables	2,742	3,018
Social security and other	1,783	4,654
Other tax and related payments	184	259
TAX AND EMPLOYEE-RELATED PAYABLES	4,709	7,931